SHARE-BASED COMPENSATION - Options (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares, Outstanding	1,048,937	1,327,701	1,338,882
Weighted average number of shares granted	203,179	23,000	89,160
Weighted average number of shares exercised	114,793	232,024	76,491
Weighted average number of shares forfeited	90,198	69,740	23,850
Weighted average number of shares, Outstanding	1,047,125	1,048,937	1,327,701	1,338,882
Weighted average number of shares vested and expected to vest	1,047,125
Weighted average number of shares exercisable	366,547
Weighted average remaining exercise price, Outstanding	$ 25.50	$ 22.87	$ 20.12
Weighted average remaining exercise price, Granted	79.42	108.57	59.50
Weighted average remaining exercise price, Exercised	21.79	16.85	18.46
Weighted average remaining exercise price, Forfeited	41.11	31.55	19.44
Weighted average remaining exercise price, Outstanding	35.03	$ 25.50	$ 22.87	$ 20.12
Weighted average remaining exercise price, Vested and expected to vest	35.03
Weighted average remaining exercise price, Exercisable	$ 24.27
Aggregate intrinsic contractual life (Years), Outstanding	7 years 8 months 23 days	8 years 6 months 22 days	9 years 5 months 23 days	9 years 9 months 7 days
Aggregate intrinsic contractual life (Years), Vested and expected to vest	7 years 8 months 23 days
Aggregate intrinsic contractual life (Years), Exercisable	7 years 4 months 13 days
Value, Outstanding	$ 134,183	$ 85,318	$ 120,040	$ 30,954
Value, Vested and expected to vest	134,183
Value, Exercisable	$ 50,914